Revenue and Cost of Sales (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Revenue and Cost of Sales
Production costs	$ 16,855	$ 9,992	$ 41,943	$ 27,963
Write down of equipment and materials and supplies inventory	31	249	49	413
Depreciation and depletion	1,667	896	6,392	2,616
Total cost	$ 18,553	$ 11,137	$ 48,384	$ 30,992